INCOME TAX (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Current tax
Local	$ 0	$ 0	$ 0	$ 0
Foreign	0	0	0	0
Deferred tax
Local	0	0	0	0
Foreign	0	0	0	0
Income tax expense (benefit)	$ 0	$ 0	$ 0	$ 0